General information	12 Months Ended
Dec. 31, 2022
General Information and Statement of IFRS Compliance [Abstract]
General information
1. General information
WPP plc is a company incorporated in Jersey. The address of the registered office is 13 Castle Street, St Helier, Jersey, JE1 1ES and the address of the principal executive office is Sea Containers, 18 Upper Ground, London, United Kingdom, SE1 9GL. The nature of the Group’s operations and its principal activities are set out in note 2. These consolidated financial statements are presented in pounds sterling.